15. Leases (Details) (USD $)	12 Months Ended
Dec. 31, 2014 sqft
Square Footage	18,278
Monthly Rent	$ 24,105
Tulsa, Oklahoma
Expiration Date	Feb. 28, 2016
Square Footage	1,800
Monthly Rent	3,750
East Windsor, New Jersey
Expiration Date	Sep. 30, 2016
Square Footage	1,150
Monthly Rent	2,374
Newtown, Pennsylvania
Expiration Date	Dec. 31, 2017
Square Footage	1,711
Monthly Rent	2,400
Cherry Hill, New Jersey [Member]
Expiration Date	Dec. 31, 2015
Square Footage	175
Monthly Rent	400
Chandler Arizona [Member]
Expiration Date	Jul. 31, 2019
Square Footage	2,712
Monthly Rent	4,068
Lakeville, Minnesota
Expiration Date	Dec. 31, 2017
Square Footage	10,730
Monthly Rent	$ 11,113